Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Deferred tax assets:
Accrued liabilities and other reserves	$ 2,101	$ 1,610
Basis of capital assets and investments	447	390
Share-based compensation	395	355
Other	1,094	795
Total deferred tax assets	4,037	3,150
Less valuation allowance	0	0
Deferred tax assets, net of valuation allowance	4,037	3,150
Deferred tax liabilities:
Unremitted earnings of foreign subsidiaries	14,712	8,896
Other	193	272
Total deferred tax liabilities	14,905	9,168
Net deferred tax liabilities	$ (10,868)	$ (6,018)